Securities (Investments Classified by Contractual Maturity Date) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Schedule of Investments [Line Items]
Available-for-sale Securities, Debt Maturities, Next Twelve Months, Fair Value	$ 35
Available For Sale Securities Debt Maturities Next Twelve Months Fair Value Yield	3.77%
Available-for-sale Securities, Debt Maturities, Year Two Through Five, Fair Value	2,712
Available For Sale Securities Debt Maturities Year Two Through Five Years Fair Value Yield	2.10%
Available-for-sale Securities, Debt Maturities, Year Six Through Ten, Fair Value	18,652
Available For Sale Securities Debt Maturities Year Six Through Ten Years Fair Value Yield	2.42%
Available-for-sale Securities, Debt Maturities, after Ten Years, Fair Value	59,734
Available For Sale Securities Debt Maturities After Ten Years Fair Value Yield	2.57%
Available-for-sale Securities	81,133	89,538
Available For Sale Securities Total Fair Value Yield	2.52%
Held-to-maturity Securities, Debt Maturities, within One Year, Net Carrying Amount	326
Held-to-maturity Securities, Debt Maturities, within One Year, Yield	0.75%
Held-to-maturity Securities, Debt Maturities, after One Through Five Years, Net Carrying Amount	800
Held To Maturity Securities, Debt Maturities, After One Through Five Years, Yield	4.86%
Held-to-maturity Securities, Debt Maturities, after Five Through Ten Years, Net Carrying Amount	1,218
Held To Maturity Securities, Debt Maturities, After Five Through Ten Years, Yield	3.37%
Held-to-maturity Securities, Debt Maturities, after Ten Years, Net Carrying Amount	24,037
Held To Maturity Securities, Debt Maturities, After Ten Years, Yield	3.03%
Securities held to maturity, Carrying amount	26,381	21,515
Held To Maturity Securities, Yield	3.07%
US Government Agencies Debt Securities [Member]
Schedule of Investments [Line Items]
Available-for-sale Securities, Debt Maturities, Next Twelve Months, Fair Value	35
Available For Sale Securities Debt Maturities Next Twelve Months Fair Value Yield	3.77%
Available-for-sale Securities, Debt Maturities, Year Two Through Five, Fair Value	1,012
Available For Sale Securities Debt Maturities Year Two Through Five Years Fair Value Yield	1.00%
Available-for-sale Securities, Debt Maturities, Year Six Through Ten, Fair Value	960
Available For Sale Securities Debt Maturities Year Six Through Ten Years Fair Value Yield	2.06%
Available-for-sale Securities, Debt Maturities, after Ten Years, Fair Value	4,411
Available For Sale Securities Debt Maturities After Ten Years Fair Value Yield	2.18%
Available-for-sale Securities	6,418	2,568
Available For Sale Securities Total Fair Value Yield	1.99%
Held-to-maturity Securities, Debt Maturities, after Ten Years, Net Carrying Amount	5,814
Held To Maturity Securities, Debt Maturities, After Ten Years, Yield	1.97%
Securities held to maturity, Carrying amount	5,814	5,050
Held To Maturity Securities, Yield	1.97%
US States and Political Subdivisions Debt Securities [Member]
Schedule of Investments [Line Items]
Available-for-sale Securities, Debt Maturities, Year Two Through Five, Fair Value	794
Available For Sale Securities Debt Maturities Year Two Through Five Years Fair Value Yield	2.38%
Available-for-sale Securities, Debt Maturities, Year Six Through Ten, Fair Value	11,406
Available For Sale Securities Debt Maturities Year Six Through Ten Years Fair Value Yield	2.69%
Available-for-sale Securities, Debt Maturities, after Ten Years, Fair Value	4,398
Available For Sale Securities Debt Maturities After Ten Years Fair Value Yield	2.80%
Available-for-sale Securities	16,598	15,303
Available For Sale Securities Total Fair Value Yield	2.70%
Held-to-maturity Securities, Debt Maturities, within One Year, Net Carrying Amount	326
Held-to-maturity Securities, Debt Maturities, within One Year, Yield	0.75%
Held-to-maturity Securities, Debt Maturities, after Ten Years, Net Carrying Amount	2,115
Held To Maturity Securities, Debt Maturities, After Ten Years, Yield	4.70%
Securities held to maturity, Carrying amount	2,441	2,746
Held To Maturity Securities, Yield	4.18%
Residential Mortgage Backed Securities [Member]
Schedule of Investments [Line Items]
Available-for-sale Securities, Debt Maturities, Year Two Through Five, Fair Value	505
Available For Sale Securities Debt Maturities Year Two Through Five Years Fair Value Yield	4.49%
Available-for-sale Securities, Debt Maturities, Year Six Through Ten, Fair Value	650
Available For Sale Securities Debt Maturities Year Six Through Ten Years Fair Value Yield	3.51%
Available-for-sale Securities, Debt Maturities, after Ten Years, Fair Value	43,234
Available For Sale Securities Debt Maturities After Ten Years Fair Value Yield	2.76%
Available-for-sale Securities	44,389	45,545
Available For Sale Securities Total Fair Value Yield	2.79%
Held-to-maturity Securities, Debt Maturities, after One Through Five Years, Net Carrying Amount	800
Held To Maturity Securities, Debt Maturities, After One Through Five Years, Yield	4.86%
Held-to-maturity Securities, Debt Maturities, after Five Through Ten Years, Net Carrying Amount	237
Held To Maturity Securities, Debt Maturities, After Five Through Ten Years, Yield	5.11%
Held-to-maturity Securities, Debt Maturities, after Ten Years, Net Carrying Amount	9,358
Held To Maturity Securities, Debt Maturities, After Ten Years, Yield	2.75%
Securities held to maturity, Carrying amount	10,395	11,048
Held To Maturity Securities, Yield	2.97%
Commercial Mortgage Backed Securities [Member]
Schedule of Investments [Line Items]
Available-for-sale Securities, Debt Maturities, after Ten Years, Fair Value	888
Available For Sale Securities Debt Maturities After Ten Years Fair Value Yield	2.15%
Available-for-sale Securities	888	4,463
Available For Sale Securities Total Fair Value Yield	2.15%
Held-to-maturity Securities, Debt Maturities, after Ten Years, Net Carrying Amount	6,750
Held To Maturity Securities, Debt Maturities, After Ten Years, Yield	3.79%
Securities held to maturity, Carrying amount	6,750	2,671
Held To Maturity Securities, Yield	3.79%
Corporate Debt Securities [Member]
Schedule of Investments [Line Items]
Available-for-sale Securities, Debt Maturities, Year Two Through Five, Fair Value	401
Available For Sale Securities Debt Maturities Year Two Through Five Years Fair Value Yield	1.28%
Available-for-sale Securities, Debt Maturities, Year Six Through Ten, Fair Value	5,636
Available For Sale Securities Debt Maturities Year Six Through Ten Years Fair Value Yield	1.82%
Available-for-sale Securities, Debt Maturities, after Ten Years, Fair Value	6,803
Available For Sale Securities Debt Maturities After Ten Years Fair Value Yield	1.52%
Available-for-sale Securities	12,840	21,659
Available For Sale Securities Total Fair Value Yield	1.65%
Held-to-maturity Securities, Debt Maturities, after Five Through Ten Years, Net Carrying Amount	981
Held To Maturity Securities, Debt Maturities, After Five Through Ten Years, Yield	2.95%
Securities held to maturity, Carrying amount	$ 981
Held To Maturity Securities, Yield	2.95%